Segmented disclosure (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [Abstract]
Disclosure of operating segments [Table Text Block]
						Inter-
					Largo	segment
	Sales &	Mine		Clean	Physical	transactions
	trading	properties	Corporate	Energy	Vanadium	& other		Total
Year ended December 31, 2024
Revenues	$99,708	$111,978	$92,171	$-	$-	$(178,937)		$124,920

Operating costs	(95,462)	(142,551)	(89,002)	-	-	181,197		(145,818)
Professional, consulting and management fees	(2,323)	(1,875)	(6,086)	(5,481)	(521)	(18	) [1]	(16,304)
Foreign exchange loss	(75)	(12,341)	(36)	(27)	(38)	-		(12,517)
Other general and administrative expenses	(585)	1,069	(2,518)	(2,590)	(186)	(619	) [1]	(5,429)
Share-based payments	-	-	(1,321)	-	-	-		(1,321)
Finance costs	(678)	(8,653)	83	(39)	(81)	(92	) [1]	(9,460)
Interest income	48	757	700	-	18	-		1,523
Technology start-up costs	-	-	-	(3,392)	-	-		(3,392)
Write-down of vanadium assets	-	-	-	-	(1,119)	-		(1,119)
Exploration and evaluation costs	-	(2,320)	-	-	-	(8	) [2]	(2,328)
	(99,075)	(165,914)	(98,180)	(11,529)	(1,927)	180,460		(196,165)
Net income (loss) before tax	633	(53,936)	(6,009)	(11,529)	(1,927)	1,523		(71,245)
Income tax recovery (expense)	(101)	2,914	-	-	-	-		2,813
Deferred income tax recovery	19	17,667	181	-	-	-		17,867
Net income (loss)	$551	$(33,355)	$(5,828)	$(11,529)	$(1,927)	$1,523		$(50,565)
Revenues (after inter-segment eliminations)	99,708	24,429	783	-	-	-		124,920
At December 31, 2024
Total non-current assets	$12,832	$169,553	$19,622	$58	$18,325	$4,991		$225,381
Total assets	$53,827	$212,967	$36,194	$8,691	$19,200	$(12,211	) [3]	$318,668
Total liabilities	$31,704	$113,557	$18,095	$6,826	$513	$(23,255	) [4]	$147,440
						Inter-
					Largo	segment
	Sales &	Mine		Clean	Physical	transactions
	trading	properties	Corporate	Energy	Vanadium	& other		Total
Year ended December 31, 2023
Revenues	$170,878	$154,523	$138,349	$-	$-	$(265,066)		$198,684
Operating costs	(173,463)	(146,211)	(134,167)	-	-	279,083		(174,758)
Professional, consulting and management fees	(1,839)	(3,102)	(8,496)	(8,721)	(859)	(51)		(23,068)
Foreign exchange gain (loss)	75	207	(479)	(36)	50	-		(183)
Other general and administrative expenses	(641)	(2,442)	(3,450)	(4,494)	(186)	(579	) [1]	(11,792)
Share-based payments	-	-	362	-	-	-		362
Finance costs	(30)	(9,561)	150	(56)	(112)	(21	) [1]	(9,630)
Interest income	5	760	1,253	-	-	-		2,018
Technology start-up costs	-	-	-	(6,122)	-	-		(6,122)
Write-down of vanadium assets	-	-	-	-	(4,862)	-		(4,862)
Exploration and evaluation costs	-	(4,937)	-	-	-	(768	) [2]	(5,705)
	(175,893)	(165,286)	(144,827)	(19,429)	(5,969)	277,664		(233,740)
Net income (loss) before tax	(5,015)	(10,763)	(6,478)	(19,429)	(5,969)	12,598		(35,056)
Income tax expense	(88)	-	-	-	-	-		(88)
Deferred income tax
recovery (expense)	(922)	2,145	1,563	-	-	-		2,786
Net income (loss)	$(6,025)	$(8,618)	$(4,915)	$(19,429)	$(5,969)	$12,598		$(32,358)
Revenues
(after inter-segment
eliminations)	$168,603	$26,812	$3,269	$-	$-	$-		$198,684
At December 31, 2023
Total non-current
assets	$696	$189,651	$20,903	$8,895	$19,508	$4,845		$244,498
Total assets	$55,443	$291,410	$77,683	$13,203	$21,221	$(77,339	) [3]	$381,621
Total liabilities	$33,513	$115,072	$56,347	$5,689	$383	$(85,182	) [4]	$125,822